Financial result - Additional Information (Details) - COP ($) $ in Millions		12 Months Ended
	Jan. 19, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial result
Interest capitalized in natural resources and property, plant and equipment	$ 4,923
Dividends percentage on participation in dispute	50.00%
Other comprehensive income	$ 361,728	$ 8,894,726	$ 3,571,125	$ 1,356,224